Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Total assets	$ 4,568,913	$ 988,838
Total liabilities	634,419	637,271
Operating
Revenue	1,085,454	404,958
Net profit (loss)	$ 160,216	$ (123,693)